Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Restricted Stock Awards

A summary of the restricted stock awards as of December 31, 2023 and 2024 is as follows:

	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term

Unvested at January 1, 2023	19,935	3.13	—
Granted	—	—	—
Vested	—	—	—
Forfeited or expired	—	—	—
Unvested at end of year	—	—	—
Shares vested but not issued at December 31, 2023	19,935	3.13	—
Unvested at January 1, 2024	—	—	—
Granted	—	—	—
Vested	—	—	—
Forfeited or expired	—	—	—
Unvested at end of year	—	—	—
Shares vested but not issued at December 31, 2024	19,935	3.13	—